Regulatory Matters and Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Regulatory Matters and Stockholders' Equity
REGULATORY MATTERS AND STOCKHOLDERS' EQUITY
NOTE 10 - REGULATORY MATTERS AND STOCKHOLDERS' EQUITY
The Company and Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets, and of Tier 1 capital to average assets. Management believes, as of December 31, 2011 and 2010, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from the regulators has categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank's category.

The Bank's actual capital amounts and ratios are presented in the table:

	Actual		For Capital Adequacy Purposes			To Be Well Capitalized under Prompt Corrective Action
	Amount	Ratio	Amount		Ratio	Amount		Ratio

As of December 31, 2011
Total capital (to risk-weighted assets)	$75,846	16.13%	$	≥37,611	≥8.00%	$	≥47,014	≥10.00%
Tier 1 capital (to risk-weighted assets)	70,381	14.97		≥18,806	≥4.00		≥28,208	≥6.00
Tier 1 capital (to average assets)	70,381	10.74		≥26,215	≥4.00		≥32,769	≥5.00

As of December 31, 2010
Total capital (to risk-weighted assets)	$69,713	19.23%	$	≥28,995	≥8.00%	$	≥36,243	≥10.00%
Tier 1 capital (to risk-weighted assets)	65,027	17.94		≥14,497	≥4.00		≥21,746	≥6.00
Tier 1 capital (to average assets)	65,027	12.14		≥21,432	≥4.00		≥26,790	≥5.00

The Company's ratios do not differ significantly from the Bank's ratios presented above.

The Bank is required to maintain average cash reserve balances in vault cash or with the Federal Reserve Bank. The amount of these restricted cash reserve balances at December 31, 2011 and 2010 was approximately $372,000 and $309,000, respectively.

Under Pennsylvania banking law, the Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval. At December 31, 2011, $49,700,000 of retained earnings were available for dividends without prior regulatory approval, subject to the regulatory capital requirements discussed above. Under Federal Reserve regulations, the Bank is limited as to the amount it may lend affiliates, including the Company, unless such loans are collateralized by specific obligations.